Financial instruments and financial risk management	12 Months Ended
Dec. 31, 2020
Financial instruments and financial risk management
Financial instruments and financial risk management

21.            Financial instruments and financial risk management

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board of Directors approves and monitors the risk management processes, inclusive of controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows.

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Company’s primary exposure to credit risk is on its cash and cash equivalents held in bank accounts. The majority of cash is deposited in bank accounts held with major financial institutions in Canada. As most of the Company’s cash is held by one financial institution there is a concentration of credit risk. This risk is managed by using major financial institutions that are high credit quality financial institutions as determined by rating agencies. The Company’s secondary exposure to risk is on its receivables. This risk is minimal as receivables consist primarily of refundable government goods and services taxes and interest receivable from major financial institutions with high credit rating.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company has a planning and budgeting process in place to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. The Company ensures that there are sufficient funds to meet its short-term business requirements, taking into account its anticipated cash flows from operations and its holdings of cash and cash equivalents.

Historically, the Company’s source of funding has been shareholder loans and the issuance of equity securities for cash, primarily through private placements and public offerings. The Company’s access to financing is always uncertain. There can be no assurance of continued access to significant equity funding.

The following is an analysis of the contractual maturities of the Company’s non-derivative financial liabilities as at December 31, 2020 and 2019. We have excluded derivative liabilities from the table because they are settled by shares.

		Between one	More than
At December 31, 2020	Within one year	and five years	five years
Trade payables	$1,001,773	—	—
Accrued liabilities	2,179,134	—	—
Due to related parties	280,432	—	—
Lease liabilities	576,232	373,889	125,652
	$4,037,571	$373,889	$125,652

		Between one	More than
At December 31, 2019	Within one year	and five years	five years
Trade payables	$535,048	—	—
Accrued liabilities	894,350	—	—
Due to related parties	212,562	—	—
Shareholder loan	1,602	—	—
Lease liabilities	466,679	468,465	194,105
	$2,110,241	$468,465	$194,105

Foreign exchange risk

Foreign currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. The Company is exposed to currency risk as it incurs expenditures that are denominated in US dollars while its functional currency is the Canadian dollar. The Company does not hedge its exposure to fluctuations in foreign exchange rates.

The following is an analysis of financial assets and liabilities that are denominated in US dollars:

	December 31,	December 31,
	2020	2019
Cash and cash equivalents	$127,126,440	$8,143,357
Restricted cash	63,250	63,250
Receivables	162,315	148,901
Lease liabilities	(646,616)	(557,713)
Trade payables and accrued liabilities	(1,921,536)	(81,700)
	$124,783,853	$7,716,095

Based on the above net exposures, as at December 31, 2020, a 10% change in the US dollar to Canadian dollar exchange rate would impact the Company’s net loss by $12,534,286 (2019 - $815,105).

Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to interest rate risk on its cash equivalents as these instruments have original maturities of 12 months or less and are therefore exposed to interest rate fluctuations on renewal. A 1% change in market interest rates would have an impact on the Company’s net loss of $710,000 for the year ended December 31, 2020 (2019 - $65,000).

Classification of financial instruments

Financial assets included in the  consolidated statements of financial position are as follows:

	December 31,	December 31,
	2020	2019
Amortized cost:
Cash and cash equivalents	$129,450,676	$8,560,624
Restricted cash	143,800	142,201
Receivables	159,664	111,400
	$129,754,140	$8,814,225

Financial liabilities included in the consolidated statements of financial position are as follows:

	December 31,	December 31,
	2020	2019
Non-derivative financial liabilities:
Trade payable and accrued liabilities	$3,461,339	$1,641,960
Shareholder loan	—	1,602
Lease liabilities	1,075,773	1,129,249
Derivative financial liabilities:
Derivative liability	17,899,855	5,456,265
	$22,436,967	$8,229,076

Fair value

The fair value of the Company’s financial assets and liabilities, other than the derivative liability which is measured at fair value, approximates the carrying amount.

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
•	Level 3 – Inputs that are not based on observable market data.

Financial liabilities measured at fair value at December 31, 2020 consisted of the derivative liability, which includes transferrable warrants and non-transferrable warrants. The fair value of the transferrable warrants is classified as level 1, and the fair value of the non-transferrable warrants is classified as level 2 in the fair value hierarchy.

The fair value of the derivative liability relating to the transferrable warrants was measured using the quoted market price on the Nasdaq.

The fair value of the derivative liability relating to the non-transferrable warrants was calculated using the Black-Scholes Option Pricing Model using historical volatility of comparable companies as an estimate of future volatility.  At December 31, 2020, if the volatility used was increased by 10% the impact would be an increase to the derivative liability of $162,585 (2019 - $416,854) with a corresponding increase in loss and comprehensive loss.